Note 2 - Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

Basis of consolidation

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Significant estimates and assumptions reflected in these financial statements include, but are not
limited to clinical trial accrual, share-based compensation, valuation allowance for deferred tax assets and estimates of useful life for property and equipment. Estimates are periodically reviewed in light of changes in circumstances, facts and experiences. Changes in estimates are recorded in the period in which they become known. Actual results could differ from those estimates.

Deferred initial public offering (‘‘IPO’’) costs

Direct costs incurred by the Company attributable to its proposed IPO of ordinary shares in the United States have been deferred and recorded as deferred IPO costs in the consolidated balance sheets and were charged against the gross proceeds received from such offering.

Government grants

Government grants relating to assets are recognized in the consolidated balance sheets upon receipt and amortized as other income over the weighted average useful life of the related assets. Government grants relating to income that involves no
conditions or continuing performance obligations of the Company are recognized as other income upon receipt. During the three
and
nine
months ended
September 30, 2017,
the Company received government grants of
$914
which is recorded as other income in the consolidated statements of comprehensive loss.

Fair value measurements

Financial instruments of the Company primarily include cash, short-term investments, amounts due to related parties and accounts payable. As of
December 31, 2016
and
September 30, 2017,
the carrying values of these financial instruments approximated their fair value due to their short term nature.

The Company applies ASC
820,
Fair Value Measurements and Disclosures
(“ASC
820”
), in measuring fair value. ASC
820
defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC
820
establishes a
three
-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

•	Level 1— Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2— Other inputs that are directly or indirectly observable in the marketplace.

•	Level 3— Unobservable inputs which are supported by little or no market activity.

ASC
820
describes
three
main approaches to measuring the fair value of assets and liabilities: (
1
) market approach; (
2
) income approach and (
3
) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Short-term investments

All liquid investments with an original maturity greater than three
months but less than
one
year are considered to be short-term investments. As of
September 30, 2017,
the short-term investments are
one
-year time deposit amounting to
$3,006
(
RMB20,000
) placed with China Merchants Bank.

Share-based compensation

Awards granted to employees

The Company applies ASC
718,
Compensation—Stock Compensation ("ASC
718"
), to account for its employee share-based payments. In accordance with ASC
718,
the Company determines whether an award should be classified and accounted for as a liability award or equity award. All the Company's grants of share-based awards to employees were classified as equity awards and are recognized in the financial statements based on their grant date fair values. Specifically, the grant date fair value of the restricted shares is based on the quoted market price of the Company’s ordinary shares. The Company has elected to recognize compensation expense on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards for all employee equity awards granted with graded vesting based on service condition. The Company uses the accelerated method for all awards granted with graded vesting based on performance conditions. The Company elected to account for forfeitures in the period they occur as a reduction to expense.

Awards granted to non-employees

The Company has accounted for equity instruments issued to non-employees in accordance with the provisions of ASC
718
and ASC
505,
Equity
. All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable. The measurement date of the fair value of the equity instrument issued is the date on which the counterparty's performance is completed as there is no
associated performance commitment. The expense is recognized in the same manner as if the Company had paid cash for the services provided by the non-employees in accordance with ASC
505
-
50,
Equity-based Payments to Non-Employees
.

Modification of awards

A change in the terms or conditions of the awards is accounted for as a modification of the award. Incremental compensation cost is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the fair value of the awards and other pertinent factors at the modification date. For vested awards, the Company recognizes incremental compensation cost in the period the modification occurs. For unvested awards, the Company recognizes over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date. If the fair value of the modified award is lower than the fair value of the original award immediately before modification, the minimum compensation cost the Company recognizes is the cost of the original award. There were no
modifications to the awards during the
nine
months ended
September 30, 2017.

Recently adopted accounting pronouncements

In
May 2017,
the FASB issued Accounting Standards Update (“ASU”)
2017
-
09,
Compensation–Stock Compensation (Topic
718
): Scope of Modification Accounting
, clarifying when a change to the terms or conditions of a share-based payment award must be accounted for as a modification. The new guidance requires modification accounting if the fair value, vesting condition or the classification of the award is not
the same immediately before and after a change to the terms and conditions of the award. The new guidance is effective for the Company on a prospective basis beginning on
April 1, 2018,
with early adoption permitted. The Company does
not
expect the adoption of ASU
2017
-
09
to have significant impact on its consolidated financial statements.